Debt (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule Of Outstanding Short Term Debt
The following table presents the Company’s outstanding short-term debt as of December 31, 2020 and September 30 2021:

	Annual interest rates	Term	As of December 31, 2020	As of September 30, 2021
			RMB	RMB	US$
Short-term loans
East West Bank	4.75% -5.50%	1 year	35,000	65,000	10,088
SPD Silicon Valley Bank	4.85% - 6.00%(Floating)	1 year	30,000	70,000	10,864
Agricultural Bank of China	4.85%	1 year	1,000	—	—
Long-term debt, current portion	8.45% - 14.86%	3 years	7,837	5,574	865

Total			73,837	140,574	21,817

Schedule Of Long-term Debt
The following table presents the Company’s long-term debt as of December 31, 2020 and September 30, 2021:

	Annual interest rates	Term	As of December 31, 2020	As of September 30, 2021
			RMB	RMB	US$
Long-term debt, current portion	8.45% - 14.86%	3 years	7,837	5,574	865
Long-term debt, non-current portion	8.45% - 14.86%	3 years	5,135	420	65

Total			12,972	5,994	930